Deposits	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Deposits [Text Block]
Note 8 – Deposits

As of December 31, 2014, the Company’s non-current advance payments of $3,707,702 included payment of $2,117,700 for the right to use several patents in the production of batteries, $1,101,302 for purchase of equipment and $488,700 for the sponsored research and development project.

As of December 31, 2013, the Company’s non-current advance payments of $4,088,976 included deposits of $3,271,181 for purchase of equipment and deposits of $817,795 for development of software.